Shareholder Report	12 Months Ended	120 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Eubel Brady & Suttman Mutual Fund Trust
Entity Central Index Key	0001606378
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000143294
Shareholder Report [Line Items]
Fund Name	Eubel Brady & Suttman Income and Appreciation Fund
Trading Symbol	EBSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eubel Brady & Suttman Income and Appreciation Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.
Additional Information Phone Number	(800) 391-1223
Additional Information Website	 https://funddocs.filepoint.com/ebs/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income and Appreciation Fund	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Eubel Brady & Suttman Income and Appreciation Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Yield Alternatives Index	ICE BofA 1-10 Year Corp. Index
Sep-2014	$10,000	$10,000	$10,000	$9,999
Jul-2015	$10,038	$10,240	$9,690	$10,194
Jul-2016	$10,294	$10,847	$9,618	$10,779
Jul-2017	$10,876	$10,792	$10,634	$10,964
Jul-2018	$11,050	$10,705	$11,176	$10,895
Jul-2019	$11,362	$11,570	$11,773	$11,818
Jul-2020	$11,707	$12,741	$12,512	$12,830
Jul-2021	$12,783	$12,652	$14,638	$13,105
Jul-2022	$12,477	$11,498	$12,528	$12,016
Jul-2023	$12,881	$11,111	$13,811	$12,067
Jul-2024	$13,878	$11,678	$14,884	$12,981

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2014)
Eubel Brady & Suttman Income and Appreciation Fund	7.74%	4.08%	3.39%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.59%
ICE BofA U.S. Yield Alternatives Index	7.77%	4.80%	4.13%
ICE BofA 1-10 Year Corp. Index	7.57%	1.89%	2.69%

Performance Inception Date		Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 174,492,378	$ 174,492,378
Holdings Count | Holding	49	49
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$174,492,378 Number of Portfolio Holdings49 Advisory Fee $0 Portfolio Turnover22%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Money Market	1.5%
Energy	3.4%
Materials	4.4%
Consumer Staples	6.3%
Industrials	6.5%
Health Care	7.6%
Communications	12.6%
Financials	17.4%
Consumer Discretionary	18.2%
Technology	21.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.
C000143295
Shareholder Report [Line Items]
Fund Name	Eubel Brady & Suttman Income Fund
Trading Symbol	EBSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eubel Brady & Suttman Income Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.
Additional Information Phone Number	(800) 391-1223
Additional Information Website	 https://funddocs.filepoint.com/ebs/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income Fund	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Eubel Brady & Suttman Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Sep-2014	$10,000	$10,000	$10,000
Jul-2015	$10,022	$10,240	$10,218
Jul-2016	$10,381	$10,847	$10,651
Jul-2017	$10,667	$10,792	$10,654
Jul-2018	$10,758	$10,705	$10,555
Jul-2019	$11,174	$11,570	$11,285
Jul-2020	$11,564	$12,741	$12,162
Jul-2021	$11,960	$12,652	$12,200
Jul-2022	$11,673	$11,498	$11,401
Jul-2023	$11,844	$11,111	$11,252
Jul-2024	$12,691	$11,678	$11,923

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2014)
Eubel Brady & Suttman Income Fund	7.15%	2.58%	2.45%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.59%
ICE BofA U.S. Corporate & Government 1-10 Yrs Index	5.96%	1.11%	1.80%

Performance Inception Date		Sep. 30, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 428,922,181	$ 428,922,181
Holdings Count | Holding	56	56
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$428,922,181
Number of Portfolio Holdings	56
Advisory Fee	$0
Portfolio Turnover	19%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Energy	0.8%
Money Market	2.4%
Communications	3.9%
Consumer Staples	6.4%
Consumer Discretionary	6.9%
Technology	7.5%
Materials	7.7%
U.S. Treasury Obligations	8.5%
Health Care	12.7%
Industrials	15.8%
Financials	26.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.